Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Disciplined Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class A
Trading Symbol	RLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, materials and financials sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the industrials, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included UnitedHealth Group, Inc., Ralph Lauren Corp. and Entergy Corp.
Top Performance Detractors
Stock selection

I

Selections in the utilities, industrials and energy sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included FedEx Corp., Edison International and Viatris, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.72	14.55	9.17
Class A (including sales charges)	0.57	13.21	8.53
Russell 1000 ® Value Index	8.79	13.18	9.20
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 172,019,575
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,331,096
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 172,019,575
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$ 1,331,096
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc., Class A	2.9%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.4%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.1%
AT&T, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc., Class A	2.9%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.4%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.1%
AT&T, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%

Columbia Disciplined Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class C
Trading Symbol	RDCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, materials and financials sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the industrials, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included UnitedHealth Group, Inc., Ralph Lauren Corp. and Entergy Corp.
Top Performance Detractors
Stock selection

I

Selections in the utilities, industrials and energy sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included FedEx Corp., Edison International and Viatris, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.94	13.69	8.36
Class C (including sales charges)	4.99	13.69	8.36
Russell 1000 ® Value Index	8.79	13.18	9.20
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 172,019,575
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,331,096
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 172,019,575
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$ 1,331,096
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc., Class A	2.9%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.4%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.1%
AT&T, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc., Class A	2.9%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.4%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.1%
AT&T, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%

Columbia Disciplined Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Institutional Class
Trading Symbol	CVQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, materials and financials sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the industrials, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included UnitedHealth Group, Inc., Ralph Lauren Corp. and Entergy Corp.
Top Performance Detractors
Stock selection

I

Selections in the utilities, industrials and energy sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included FedEx Corp., Edison International and Viatris, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.00	14.82	9.44
Russell 1000 ® Value Index	8.79	13.18	9.20
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 172,019,575
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,331,096
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 172,019,575
Total number of portfolio holdings	96
Management services fees (represents 0.75% of Fund average net assets)	$ 1,331,096
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc., Class A	2.9%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.4%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.1%
AT&T, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc., Class A	2.9%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	2.4%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.1%
AT&T, Inc.	2.0%
Cisco Systems, Inc.	2.0%
Chevron Corp.	2.0%